SUPPLEMENT DATED JANUARY 11, 2011 TO

THE HARTFORD MIDCAP FUND

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 23, 2010

(PROSPECTUS)

AND JULY 1, 2010 (SUMMARY PROSPECTUS)

Effective May 1, 2011, changes are being made with respect to the portfolio management team of The Hartford MidCap Fund (the “Fund”).  Phillip H. Perelmuter will no longer be a portfolio manager for the Fund.  Philip W. Ruedi, CFA and Mark A. Whitaker, CFA will remain as portfolio managers for the Fund.

This Supplement should be retained with your Prospectus for future reference.

January 2011